DEBT 2 (Details) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended
	May 31, 2014	Dec. 31, 2007 vessel	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel	Dec. 31, 2012 vessel	Jun. 30, 2014 tranch	Dec. 31, 2014 installment tranch	Sep. 30, 2014 tranch	Dec. 31, 2010 tranch	Jul. 31, 2010	May 31, 2013	Jul. 01, 2010 tranch
Debt Instrument [Line Items]
Number of vessels disposed of		1			3
Debt Instrument, Outstanding Loan Amount	2.083%
Proceeds from long-term debt			$ 270,000,000	$ 0	$ 0
Proceeds from Issuance of Debt			363,500,000	95,000,000			363,500,000
Number of Vessels Pledge as Collateral			13	4			13
Collateral carrying amount			852,700,000	262,700,000			852,700,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving debt facility			10,000,000				10,000,000		75,000,000		40,000,000
Nordea $105M loan ($60M loan extension) [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									105,000,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	135,000,000					420,000,000.0
Debt Instrument, Payment Terms, Number of Quarterly Installments	4
Proceeds from long-term debt			30,000,000
Term Loan Facility [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						420,000,000
Number of tranches in loan						14
Value per tranche						30,000,000	30,000,000	30,000,000
Number of installments							4
Number Of newbuildings financed by loan						14
Revolving debt facility			180,000,000				180,000,000
Debt Instrument, Number of Tranches Drawn Down							2	6
Proceeds from Issuance of Debt			238,500,000	0			238,500,000
Debt Instrument, Term						72 months
Debt Instrument, Periodic Payment						375,000	375,000
Nordea $175M loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	175,000,000								175,000,000
Number of tranches in loan									4
Value per tranche									25,000,000
Line of credit facility, amount outstanding			125,000,000				125,000,000
DnB $58.24M loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												58,240,000
Number of tranches in loan												4
Value per tranche										14,560,000
Line of credit facility, amount outstanding			0	0			0
Repayment of bank debt as result of sale of vessel during period			$ 41,300,000	$ 12,400,000
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Nordea $175M loan [Member]
Debt Instrument [Line Items]
Debt margin									2.50%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan Facility [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt margin						2.50%